Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2018
Discount rate	3.10%	3.40%
Expected long-term rate of return on Plans' assets	7.10%	7.10%
Rate of compensation increase	3.00%	2.40%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.91%	3.17%
Health care cost trend rate assumed for next year	5.40%	5.50%
Ultimate health care cost trend rate	3.84%	3.84%